Leases - Summary of Amounts Recognised in Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Operating Lease [Abstract]
Total cash outflows for leases (principal + interest)	$ 6,142	$ 5,460	$ 4,888